SHARE-BASED PAYMENT ARRANGEMENTS - Summary of Vesting Conditions of Employee RSAs Performance Metrics (Details) - Restricted stock awards, executive officers	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	100.00%
Above the Index by X percentage points
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%
Percentage Multiplier to Percentage Points	2.50%
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	100.00%
Below the Index by X percentage points
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%
Percentage Multiplier to Percentage Points	2.50%
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	0.00%